Fair value measurement	12 Months Ended
Dec. 31, 2015
Fair value measurement
Fair value measurement

5.  Fair value measurement

As of December 31, 2014 and 2015, information about inputs into the fair value measurement of the Group’s assets that are measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents
Time deposits	4,323,900	—	4,323,900	—
Restricted cash	3,038,286	—	3,038,286	—
Short-term investments
Time deposits	10,402,301	—	10,402,301	—
Wealth management products	1,759,342	—	1,759,342	—
Investment securities
Listed equity securities	434,118	434,118	—	—

Total assets	19,957,947	434,118	19,523,829	—

		Fair value measurement at reporting date using
Description	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents
Time deposits	462,158	—	462,158	—
Restricted cash	2,114,913	—	2,114,913	—
Short-term investments
Time deposits	28,501	—	28,501	—
Wealth management products	2,751,981	—	2,751,981	—
Investment securities
Listed equity securities	1,005,831	1,005,831	—	—

Total assets	6,363,384	1,005,831	5,357,553	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.

Cash equivalents

Time deposits. The Group values its time deposits held in certain bank accounts using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Restricted cash

Restricted cash are valued based on the pervasive interest rate in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Short-term investments

Wealth management products. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

As of December 31, 2014 and 2015, gross unrealized gains of RMB24,344 and RMB1,981 were recorded on wealth management products, respectively. No impairment charges were recorded for the years ended December 31, 2013, 2014 and 2015, respectively.

Investment securities

Listed equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. The following table summaries the carrying value and fair value of the investment securities which are accounted for as available-for-sale securities:

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Provision for decline in value	Fair Value
	RMB	RMB	RMB	RMB	RMB

December 31, 2014	421,133	14,512	(1,527)	—	434,118

December 31, 2015	1,254,589	77,299	—	(326,057)	1,005,831

On May 26, 2015, the Company invested in Kingdee International Software Group Company Limited (“Kingdee”) by subscription of its newly issued ordinary shares, representing approximately 10% of the outstanding ordinary shares of Kingdee. Total cash consideration for the investment in Kingdee was RMB1,047,296.

The Company reviews its available-for-sale securities investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. For the year ended December 31, 2015, considering the severity and duration of the decline in quoted stock prices of the investment compared to the carrying value, the Company recognized an impairment charge of RMB326,057 on its investments on listed equity securities to write down the investment to the quoted closing stock price as of December 31, 2015. No impairment charges were recorded for the years ended December 31, 2013 and 2014 respectively.

Other financial instruments

The followings are other financial instruments not measured at fair value in the Consolidated Balance Sheets, but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables. Accounts receivable, loan receivables and prepayments and other assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, advance from customers, accrued expenses and other liabilities and deferred revenues are financial liabilities with carrying values that approximate fair value due to their short-term nature.

Short-term bank loans. Interest rates under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement.

Assets and liabilities measured at fair value on a nonrecurring basis

Goodwill. The inputs used to measure the estimated fair value of goodwill are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of goodwill is discussed in Note 7 —“Business Combination”.

Other Investments. As of December 31, 2014 and 2015, the Company held approximately RMB586,959 and RMB3,308,127, respectively, of investments in equity securities of privately-held companies that are accounted for using the cost method. These investments are included within investment in equity investees in the Consolidated Balance Sheets. Such investments are reviewed periodically for impairment using fair value measurement. As of December 31, 2015, investments under cost method were measured using significant unobservable inputs (Level 3) and impairment charges of RMB285,051 was recorded in others, net in the Consolidated Statements of Operations and Comprehensive Loss for the year then ended. No impairment charges were recorded for the years ended December 31, 2013 and 2014 respectively.